Segmented Information	12 Months Ended
Dec. 31, 2025
Disclosure of entity's operating segments [Abstract]
Segmented Information
26. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's President and CEO, the Chief Operating Decision Maker ("CODM") to review operating segment performance. We have determined that each producing mine and significant development property represents an operating segment. The financial performance of the operating segments is principally evaluated by the CODM with reference to attributable mine operating earnings. Mine operating earnings is the net result of segmental revenue less production costs, royalties and depreciation and amortization. The Company has organized its reportable and operating segments by significant revenue streams and geographic regions.
The accounting policies of the operating segments are the same as the ones described in Note 2 with the exception of mining operations with non-controlling interests and the treatment of the investment in Juanicipio which was acquired on September 4, 2025 (Note 8). The Company's investment in Juanicipio is accounted for under the equity method. However, for internal reporting and analysis, the Company evaluates the operating performance of the Juanicipio mine by including the Company's attributable 44% share of revenues, expenses and capital expenditures.
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

For the year ended December 31, 2025
Segment/Country	Operation	Revenue	Production costs and royalties	Depreciation and Amortization	Mine operating earnings (losses)	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$312	$168	$28	$116	$54
	Juanicipio	164	26	27	111	9
Peru	Huaron	220	130	29	61	33
Bolivia	San Vicente	134	85	9	40	5
Argentina	Cerro Moro	401	244	44	113	20
Attributable Total Silver Segment		$1,231	$653	$137	$441	$121
Gold Segment:
Mexico	Dolores	176	58	43	75	—
Peru	Shahuindo	482	168	68	246	50
Canada	Timmins	362	216	39	107	52
Brazil	Jacobina	658	207	118	333	77
Chile	El Peñon	596	260	83	253	44
	Minera Florida	271	176	25	70	27
Attributable Total Gold Segment		$2,545	$1,085	$376	$1,084	$250
Other segment:
Corporate and other		$—	$—	$10	$(10)	$4
Attributable Consolidated Total		$3,776	$1,738	$523	$1,515	$375
Reconciliation to Reported Measures
Remove the Company's attributable 44% share of Juanicipio operating results		(164)	(26)	(27)	(111)	(9)
Add proportionate share of non-controlling interests		7	5	1	1	—
Reported Consolidated Total		$3,619	$1,717	$497	$1,405	$366
(1)Includes payments for mineral properties, plant and equipment and payment of equipment.

For the year ended December 31, 2024
Segment/Country	Operation	Revenue	Production costs and royalties	Depreciation and Amortization	Mine operating earnings (losses)	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$161	$119	$18	$24	$55
Peru	Huaron	173	111	17	45	57
Bolivia	San Vicente	91	61	7	23	5
Argentina	Cerro Moro	241	197	36	8	12
Guatemala	Escobal	—	—	—	—	1
Attributable Total Silver Segment		$666	$488	$78	$100	$130
Gold Segment:
Mexico	Dolores	229	186	135	(92)	1
Peru	Shahuindo	335	141	50	144	46
	La Arena (2)	193	112	34	47	17
Canada	Timmins	293	205	33	55	52
Brazil	Jacobina	478	192	121	165	62
Chile	El Peñon	398	217	75	106	37
	Minera Florida	222	155	35	32	22
Attributable Total Gold Segment		$2,148	$1,208	$483	$457	$237
Other segment:
Corporate and other		—	—	10	(10)	6
Attributable Consolidated Total		$2,814	$1,696	$571	$547	$373
Reconciliation to Reported Measures
Add proportionate share of non-controlling interests		5	3	—	2	—
Reported Consolidated Total		$2,819	$1,699	$571	$549	$373
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)La Arena was sold on December 2, 2024.

Reconciliation of Mine operating earnings to Earnings before income taxes
	2025	2024
Attributable segmental mine operating earnings	$1,515	$547
Less: the Company's 44% share of Juanicipio operating results	(111)	—
Add: proportionate share of non-controlling interests	1	2
Mine operating earnings as reported	$1,405	$549
General and administrative	(116)	(70)
Income from investment in Juanicipio (Note 13)	77	—
Exploration and project development	(16)	(10)
Mine care and maintenance	(30)	(32)
Foreign exchange (losses) gains	(8)	38
Derivative gains (losses)	29	(25)
(Losses) gains from sale of subsidiaries (Note 12)	(29)	137
Change in asset retirement obligations (Note 16)	(49)	(54)
Other expense	(30)	(2)
Investment income (loss)	89	(14)
Interest and finance expense (Note 22)	(84)	(85)
Earnings before income taxes	$1,238	$432

At December 31, 2025
Segment/Country	Operation	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$610	$95	$515
	Juanicipio	1,921	—	1,921
Peru	Huaron	249	85	164
Bolivia	San Vicente	192	106	86
Argentina	Manantial Espejo(1)	2	31	(29)
	Cerro Moro	259	107	152
Guatemala	Escobal	289	23	266
Total Silver Segment		$3,522	$447	$3,075
Gold Segment:
Mexico	Dolores	166	210	(44)
Peru	Shahuindo	730	260	470
Canada	Timmins	482	92	390
Brazil	Jacobina	2,435	463	1,972
Chile	El Peñon	772	230	542
	Minera Florida	303	129	174
Total Gold Segment		$4,888	$1,384	$3,504
Other Segment:
Canada	Corporate	876	817	59
Argentina	Navidad	195	15	180
Other	Other	261	78	183
Total		$9,742	$2,741	$7,001

At December 31, 2024
Segment/Country	Operation	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$471	$53	$418
Peru	Huaron	232	96	136
Bolivia	San Vicente	125	65	60
Argentina	Manantial Espejo(1)	2	26	(24)
	Cerro Moro	226	112	114
Guatemala	Escobal	296	19	277
Total Silver Segment		$1,352	$371	$981
Gold Segment:
Mexico	Dolores	193	170	23
Peru	Shahuindo	626	212	414
Canada	Timmins	418	84	334
Brazil	Jacobina	2,437	444	1,993
Chile	El Peñon	732	199	533
	Minera Florida	242	122	120
Total Gold Segment		$4,648	$1,231	$3,417
Other Segment:
Canada	Corporate	820	790	30
Argentina	Navidad	193	13	180
Other	Other	190	81	109
Total		$7,203	$2,486	$4,717
(1)    Manantial Espejo was placed on care and maintenance in January 2023.

Revenue	2025	2024
Refined silver and gold	$2,930	$2,369
Zinc concentrate (1)	153	101
Lead concentrate (1)	379	202
Copper concentrate (1)	56	72
Silver concentrate (1)	101	75
Total	$3,619	$2,819
(1)    Zinc, lead, copper and silver concentrates also include payable quantities of silver and gold.

The Company has 25 customers that account for 100% of the concentrate and silver and gold sales revenue. The Company has 3 customers that accounted for 33%, 15% and 12% of total sales in 2025, and 3 customers that accounted for 25%, 20% and 17% of total sales in 2024.